Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2024
Description of Organization and Business Operations [Abstract]
Description of Organization and Business Operations

Note 1 — Description of Organization and Business Operations

Description of Business

Rain Enhancement Technologies Holdco, Inc. (the “Company” or “Holdco”) was formed in Massachusetts to combine unique expertise, personnel, and weather data to develop, improve and commercialize ionization rainfall generation technology. The Company plans to develop improvements on existing rainfall generation technologies by introducing robust measurement tools, including software monitoring technology, machine learning, rain gauges, and weather stations.

Business Combination Agreement

On December 31, 2024 (the “Closing Date”), Coliseum Acquisition Corp, a Cayman Islands exempted company (“Coliseum”), Rain Enhancement Technologies, Inc., a Massachusetts corporation (“RWT”), Rain Enhancement Technologies Holdco, Inc., a Massachusetts corporation (“Holdco”), Rainwater Merger Sub 1, Inc., a Cayman Islands exempted company and wholly-owned subsidiary of Holdco (“Merger Sub 1”), and Rainwater Merger Sub 2A, Inc., a Massachusetts corporation and wholly-owned subsidiary of Coliseum (“Merger Sub 2”) consummated the previously announced business combination (the “Business Combination”) pursuant to the terms of the Business Combination Agreement, dated as of June 25, 2024 (as amended on August 22, 2024, the “Business Combination Agreement”).

Pursuant to the Business Combination Agreement, on the Closing Date, (i) Coliseum merged with and into Merger Sub 1, with Merger Sub 1 as the surviving company of such merger (the “SPAC Merger”) and (ii) following the SPAC Merger and as a part of the same overall transaction, Merger Sub 2 merged with and into RWT, with RWT as the surviving entity of such merger (the “Company Merger” and, together with the SPAC Merger, the “Mergers”), and, after giving effect to such Mergers, each of Merger Sub 1 and RWT became a wholly owned subsidiary of Holdco (the time that the SPAC Merger became effective being referred to as the “SPAC Merger Effective Time,” the time that the Company Merger became effective being referred to as the “Company Merger Effective Time,” and the time after which both Mergers became effective being referred to as the “Closing”). Following the Closing, Holdco holds all of the equity interests of RWT and Merger Sub 1.

The Business Combination was treated as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Coliseum was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of RWT issuing stock for the net assets of Coliseum, accompanied by a recapitalization. The net assets of Coliseum were stated at historical cost, with no goodwill or other intangible assets recorded.

The Company’s common stock and warrants commenced trading on the Nasdaq Stock Market LLC under the symbols “RAIN” and “RAINW”, respectively, on January 2, 2025. Refer to Note 3, Business Combination, for additional details.

Recent Developments

Nasdaq Compliance Notices

On February 18, 2025, the Company received written notice (the “MVLS Notice”) from Nasdaq which notified the Company that, for the 30 consecutive business days ended February 14, 2025, our market value of listed securities (“MVLS”) closed below the $50,000,000 MVLS threshold required for continued listing on the Nasdaq Global Market under Nasdaq Listing Rule 5450(b)(2)(A) (the “MVLS Rule”).

In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company has 180 calendar days, or until August 18, 2025 (the “MVLS Compliance Period”), to regain compliance with the MVLS Rule. The MVLS Notice notes that, to regain compliance, our MVLS must close at or above $50,000,000 for a minimum of ten consecutive business days during the MVLS Compliance Period. The MVLS Notice further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that the Company then satisfies the requirements for continued listing on that market). If the Company does not regain compliance by the end of the MVLS Compliance Period, Nasdaq staff will provide written notice to the Company that its securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel.

Also on February 18, 2025, we received written notice (the “MVPHS Notice”) from Nasdaq that for the 30 consecutive business days ended February 14, 2025, our market value of publicly held shares (“MVPHS”) closed below the $15,000,000 MVPHS threshold required for continued listing on Nasdaq under Nasdaq Listing Rule 5450(b)(2)C) (the “MVPHS Rule”).

In accordance with Nasdaq Listing Rule 5810(c)(3)(D), we have 180 calendar days, or until August 18, 2025 (the “MVLS Compliance Period”), to regain compliance with the MVPHS Rule. The MVPHS Notice notes that, to regain compliance, our MVPHS must close at or above $15,000,000 for a minimum of ten consecutive business days during the MVPHS Compliance Period. The MVPHS Notice further notes that if we are unable to satisfy the MVPHS requirement prior to such date, we may be eligible to transfer the listing of its securities to The Nasdaq Capital Market (provided that we then satisfy the requirements for continued listing on that market). If we do not regain compliance by the end of the MVPHS Compliance Period, Nasdaq staff will provide written notice to us that our securities are subject to delisting. At that time, we may appeal any such delisting determination to a hearings panel.

The MVLS Notice and MVPHS Notice are notifications of deficiency, not of imminent delisting, and have no immediate effect on the listing of the Company’s securities. The Class A Common Stock and Warrants continue to trade on Nasdaq under the symbols “RAIN” and “RAINW”, respectively.

The Company intends to actively monitor the MVLS and MVPHS between now and August 18, 2025, and may, if appropriate, evaluate available options to resolve the deficiencies and regain compliance with the MVLS Rule and MVPHS Rule. While the Company is exercising diligent efforts to maintain the listing of its securities on Nasdaq, there can be no assurance that it will be able to regain or maintain compliance with Nasdaq listing standards.

Departure of Co-Chief Executive Officer

On January 29, 2025, Holdco, RWT and Christopher Riley entered into a letter agreement whereby Mr. Riley resigned as Co-Chief Executive Officer of our company and RWT effective as of January 30, 2025 (the “Termination Letter”). Pursuant to the Termination Letter, in lieu of all other compensation and payments of any kind due and payable to Mr. Riley, Mr. Riley will be paid for services rendered in an amount of $124,500, payable in 18 monthly installments beginning in February 2025. Additionally, conditioned on approval by the Compensation Committee of our board of directors, the Termination Letter provides that Mr. Riley will be granted 10,000 shares of Class A Common Stock of the Company vesting one year from the date of grant.

Mr. Riley’s decision to resign as Chief Executive Officer was not the result of any disagreement with our company or our board of directors, including any matters relating to our operations, polices, accounting practices or financial reporting. Mr. Riley will remain as a member of the Company’s board of directors (the “Board”).

As previously announced, the Company appointed Randall Seidl to serve as Co-Chief Executive Officer effective as of January 2, 2025. Following the resignation of Mr. Riley, Mr. Seidl is its sole Chief Executive Officer.

Liquidity

As of December 31, 2024, the Company had approximately $37,000 in cash and had a working capital deficit of approximately $5.4 million. The Company expects to continue to incur expenses and begin to generate revenues as we continue to grow and scale our business.

In connection with the Business Combination, on December 30, 2024, RHY Management LLC (“RHY”), an affiliate of Harry You, agreed to issue a line of credit (the “LOC”) to Holdco for up to $7.0 million, in addition to the Rollover amount described in Note 6 (such amounts borrowed under the LOC, together with the Rollover, the “Loan”). The Loan has an interest rate of 5%, and interest will be due and payable in arrears quarterly. As of December 31, 2024, the Company has not withdrawn any amount under the $7.0 million available funding under the LOC and has approximately $3.1 million in Rollover amount outstanding. Subsequent to December 31, 2024, the Company borrowed approximately $839,000 under the LOC.

The Company’s management estimates approximately $6.3 million and approximately $62 million in expenses for our one-year and five-year business plan. These funds are expected to be used for producing units, integrating and rolling out software for the rain enhancement platform, expanding water services through the ‘land and expand’ client acquisition model, and potentially acquiring other weather technologies. Since the base technology and products are developed and proven, the need for additional capital will primarily be driven by growth in customer acquisition and projects. Management believes that the budget can be scaled in line with the funds actually received, enabling the Company to expand its client base, deliver equipment and technology to newly acquired clients, and develop new products for the rain platform.

The Company expects to fund its future development and exploration activities using the available funding under the LOC and future operating cash flow. The timing of most capital expenditures is largely discretionary. The Company has a significant degree of flexibility to adjust the level of its capital expenditures as circumstances warrant. If the Company’s plans or assumptions change, it may seek additional funding through debt or other equity financing arrangements, implement incremental expense reduction measures or a combination thereof to continue financing its operations. Although the management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.

In connection with the Company’s assessment of going concern considerations in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Classification (“ASC”) Subtopic 205-40, “Going Concern,” management has determined that although the Company does not have sufficient liquidity to meet its anticipated obligations over the next year from the date of issuance of these consolidated financial statements, it has access to funds under the LOC. Additionally, an existing shareholder has pledged financial support as necessary and has the financial ability to provide such funds, that are sufficient to fund the working capital needs of the Company over the next twelve months from the date of issuance of these consolidated financial statements.

Risks and Uncertainties

Various macroeconomic, geopolitical and regulatory uncertainties and challenges pose risks to economic conditions in the U.S. and globally, including, among others, any resurgence in inflation; changes to trade, immigration, energy and other policies resulting from the new U.S. administration; changes in interest rate policies; the Russia-Ukraine war; conflicts in the Middle East; and economic conditions and tensions involving China.

Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of the Israel-Hamas conflict and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.